INCOME (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INCOME (LOSS) PER COMMON SHARE
INCOME (LOSS) PER COMMON SHARE

11.  INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders, amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C1, Series C2, Series D, Series E, Series F and Series F-2 convertible preferred stock, Series G preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders (in thousands, except for per-share data):

	(in thousands)
	September 30,
	2022	2021

Net loss	(3,115)	(1,922)
Basic weighted average number of shares outstanding	27,335	13,291
Net loss per share (basic)	(0.11)	(0.14)
Diluted weighted average number of shares outstanding	27,335	13,291
Net loss per share (diluted)	(0.11)	(0.14)

Dilutive equity instruments (number of equivalent units):
Stock options	982	2,252
Preferred stock	6,932	17,837
Convertible debt	1,092	908
Warrants	14,086	16,979
Total Dilutive instruments	23,092	37,976

For period of net loss, basic and diluted earnings per share are the same as the assumed exercise of warrants and the conversion of convertible debt are anti-dilutive.

Troubled Debt Restructurings - 2022

During the nine months ended September 30, 2022, four of the Company’s creditors forgave $344,584 of debt. The reductions in the outstanding balances met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. As of September 30, 2022, the troubled debt restructurings in total decreased the net loss by $344,584, or $0.01 per share.

Troubled Debt Restructurings - 2021

As provided in the preceding footnotes, several transactions met the basic criteria for troubled debt, which are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. As of September 30, 2021, the total troubled debt restructuring decreased the net loss by $85,000, or $0.01 per share.

11.  INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders, amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C, Series C-1, Series C-2, Series D, Series E, Series F and Series F-2 convertible preferred stock, Series G preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders (in thousands, except for per-share data):

	December 31,
	2021	2020

Net loss	(2,431)	(401)
Basic weighted average number of shares outstanding	13,377	10,767
Net loss per share (basic)	(0.18)	(0.04)
Diluted weighted average number of shares outstanding	13,377	10,767
Net loss per share (diluted)	(0.18)	(0.04)

Dilutive equity instruments (number of equivalent units):
Stock options	1,867	-
Preferred stock	18,253	-
Convertible debt	964	62,095
Warrants	15,655	7,683
Total Dilutive instruments	36,739	69,778

For period of net loss, basic and diluted earnings per share are the same as the assumed exercise of warrants and the conversion of convertible debt and preferred stock are anti-dilutive.

Troubled Debt Restructuring

As provided in the preceding footnotes, several transactions met the basic criteria for troubled debt, which are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being past due or in default on several of its loans, the debt is considered troubled debt. As of December 31, 2021, the troubled debt restructuring in total would have decreased the net loss by $85,000, causing the per share calculation to change from .18 to .19 net loss per share. This includes $94,392 of accounts payables forgiven during the year ended December 31, 2021 in accordance with an agreement executed on September 30, 2021.